BANK BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of June 30, 2026	As of December 31, 2025
			$’000	$’000

Term loans	2 to 10 years	2.00%-3.75%	4,611	5,107

Trust receipts	Within 12 months	1.65%-7.25%	13,282	13,004
Bank overdraft	Within 12 months	-%	139	114
Revolving loan	Within 12 months	6.45%	697	702

			18,729	18,927

Representing
Within 12 months			17,578	17,686
Over 1 year			1,151	1,241

			18,729	18,927